Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, net of tax (recovery) and expense	$ 0	$ (6,616)
Change in fair value of cash flow hedges, net of tax (recovery) and expense	444	1,885
Change in pension and other post-employment expense, net of tax (expense) and recovery	$ (3,750)	$ (1,612)